April 8, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:        Office of Filings, Information & Consumer Service

Re:           TIFF Investment Program, Inc. (File Nos. 33-73408 and 811-8234)

Dear Madam or Sir:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, attached for filing via the EDGAR system is the preliminary proxy statement and proxy card for a Special Meeting of Shareholders (the “Meeting”) of TIFF Multi-Asset Fund (the “Fund”), a series of TIFF Investment Program, Inc. (“TIFF”).

The Meeting is being held:

(1)	To approve an amendment to the Investment Advisory Agreement in place between the Fund and the Fund’s investment adviser, TIFF Advisory Services, Inc.

(2)	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

No fee is required in connection with this filing.  Please call me at 617-662-0845 with any questions or comments you may have regarding the enclosed materials or if we may expedite the staff’s review in any way.

Sincerely,
/s/ Scott E. Habeeb
Scott E. Habeeb
Vice President and Counsel

cc:           R. Maestro

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